Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Schedule of changes in intangible assets

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2021	3,855,479	5,733	23,489	3,884,701
Acquisition of business (Note 26 b)	-	4,501	663	5,164
Acquisitions	83,225	-	851	84,076
Impairment	(319)	-	(52)	(371)
Disposals	(138)	-	(348)	(486)
Transfer from property plant and equipment	36	-	-	36
Transfer to property plant and equipment	(38)	-	-	(38)
Translation differences and inflation adjustment	305,013	(691)	(1,791)	302,531
Balances at December 31, 2021	4,243,258	9,543	22,812	4,275,613
Balances at January 1, 2020	4,057,431	55,506	21,326	4,134,263
Acquisitions	128,516	-	576	129,092
Impairment	(26,362)	(35,906)	-	(62,268)
Disposals	(1,134)	-	-	(1,134)
Transfer	(297)	-	297	-
Transfer from property plant and equipment	-	-	40	40
Transfer to property plant and equipment	(10)	-	-	(10)
Translation differences and inflation adjustment	(302,665)	(13,867)	1,250	(315,282)
Balances at December 31, 2020	3,855,479	5,733	23,489	3,884,701
Depreciation
Accumulated at January 1, 2021	1,247,384	-	20,833	1,268,217
Amortization of the year	145,993	-	1,019	147,012
Disposals	(38)	-	(348)	(386)
Transfer from property plant and equipment	27	-	-	27
Translation differences and inflation adjustment	119,365	-	(1,593)	117,772
Accumulated at December 31, 2021	1,512,731	-	19,911	1,532,642
Accumulated at January 1, 2020	1,114,090	-	18,052	1,132,142
Amortization of the year	186,165	-	1,187	187,352
Disposals	(208)	-	-	(208)
Transfer from property plant and equipment	32	-	-	32
Translation differences and inflation adjustment	(52,695)	-	1,594	(51,101)
Accumulated at December 31, 2020	1,247,384	-	20,833	1,268,217
Net balances at December 31, 2021	2,730,527	9,543	2,901	2,742,971
Net balances at December 31, 2020	2,608,095	5,733	2,656	2,616,484

Schedule of sensitivity analysis of impairment applied to intangible assets

Key assumption	Minus 1%	Plus 1%
Discount rate	3,432	(2,991)
Passenger’s CAGR	(5,196)	5,769

Schedule of carrying value of the assets impaired

		Goodwill
	ICASGA	allocated to
	Concession	Brazilian
	assets	subsidiaries
Net assets at January 1, 2020	71,918	50,249
Acquisitions	63	-
Impairment	(26,362)	(35,906)
Amortization of the year	(1,425)	-
Disposals	(921)	-
Translation differences	(13,530)	(14,343)
Net assets at December 31, 2020	29,743	-